FINANCIAL INFORMATION OF PARENT COMPANY	12 Months Ended
Dec. 31, 2021
FINANCIAL INFORMATION OF PARENT COMPANY
FINANCIAL INFORMATION OF PARENT COMPANY

PARENT COMPANY CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME

FOR THE YEARS ENDED DECEMBER 31, 2019, 2020 AND 2021

	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Operating expenses:
General and administrative	(68,165,230)	(87,638,664)	(186,462,351)	(29,260,012)
Total operating expenses	(68,165,230)	(87,638,664)	(186,462,351)	(29,260,012)

Loss from operations	(68,165,230)	(87,638,664)	(186,462,351)	(29,260,012)
Impairment on equity investment	—	(1,172,755)	(7,599,505)	(1,192,528)
Gain on other investments	—	—	22,743,763	3,568,993
Interest expenses	(33,154,189)	(2,923,055)	(109,175,494)	(17,132,017)
Fair value change on warrants liability	1,292,243	37,851	-	-
Gain from change in fair value of convertible feature derivative liability	—	—	62,246,860	9,767,891
Gain on extinguishment of convertible notes	—	56,755,902	-	-
Gain on waiver of interest-free loan	—	35,397,500	-	-
Foreign exchange gain (loss)	(1,648,652)	29,578,454	(2,457,272)	(385,600)
Other expenses, net	(1,636,394)	(40,059,304)	(54,703,506)	(8,584,174)
Loss before income tax expense and share of loss in equity method investment	(103,312,222)	(10,024,071)	(275,407,505)	(43,217,447)
Share of loss in equity method investment	—	(2,165,935)	(1,725,152)	(270,714)
Equity in (loss) income of subsidiaries and VIEs	(74,482,946)	410,073,394	(134,102,098)	(21,043,546)
Net (loss) income	(177,795,168)	397,883,388	(411,234,755)	(64,531,707)
Other comprehensive income (loss), net of tax:
Currency translation adjustments	5,426,604	(12,900,251)	3,984,443	625,246
Total comprehensive (loss) income	(172,368,564)	384,983,137	(407,250,312)	(63,906,461)

PARENT COMPANY CONDENSED BALANCE SHEETS

AS OF DECEMBER 31, 2020 AND 2021

	December 31,	December 31,	December 31,
	2020	2021	2021
	RMB	RMB	US$
			(Note 3)
ASSETS
Current assets:
Cash and cash equivalents	8,545,918	12,243,809	1,921,321
Prepayments and other current assets, net	4,090,219	56,226	8,823
Amounts due from intercompany	1,008,125,860	2,358,774,226	370,143,148
Total current assets	1,020,761,997	2,371,074,261	372,073,292
Investments		44,452,310	6,975,537
Investments in subsidiaries and VIEs	(1,295,612,695)	(1,420,365,177)	(222,886,291)

Total assets	(274,850,698)	995,161,394	156,162,538

LIABILITIES
Current liabilities:
Accrued expenses and other current liabilities	11,012,592	61,326,625	9,623,486
Amounts due to intercompany	—	12,689,811	1,991,308
Warrants	1,854,957	51,825,629	8,132,572
Bond payable	—	92,848,377	14,569,936
Total current liabilities	12,867,549	218,690,442	34,317,302
Total liabilities	12,867,549	218,690,442	34,317,302

SHAREHODERS’ EQUITY (DEFICIT)
Class A ordinary shares	17,197,060	45,233,784	7,098,168
Class B ordinary shares	900,741	943,789	148,101
Additional paid-in capital	2,695,763,016	4,139,122,755	649,518,682
Statutory reserves	7,326,560	7,326,560	1,149,697
Accumulated other comprehensive loss	(16,678,203)	(12,693,760)	(1,991,928)
Accumulated deficit	(2,992,227,421)	(3,403,462,176)	(534,077,484)
Total shareholders’ equity (deficit)	(287,718,247)	776,470,952	121,845,236
Total liabilities and shareholders’ equity (deficit)	(274,850,698)	995,161,394	156,162,538

PARENT COMPANY CONDENSED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31, 2019 2020 AND 2021

	2019	2020	2021	2021
	RMB	RMB	RMB	US$
				(Note 3)
Cash flows from operating activities:
Net (loss) income	(177,795,168)	397,883,388	(411,234,755)	(64,531,707)
Adjustments for:
Share-based compensation expenses	21,705,240	55,056,426	—	—
Employee share-based compensation expense	—	—	150,166,481	23,564,398
Fair value change on warrants liability	(1,292,244)	(37,851)	—	—
Interest expenses	—	—	120,626,467	18,928,925
Amortization of discount and interest on convertible notes	33,154,191	2,923,316	—	—
Foreign exchange (gain) loss	1,648,652	(29,578,454)	4,465,094	700,671
Equity in loss (income) of subsidiaries and VIEs	74,482,946	(410,073,394)	108,608,497	17,043,043
Consulting fees paid by issuance of shares	35,091,686	6,781,815	—	—
Gain from change in fair value of conversion feature derivative liability	—	—	(62,246,860)	(9,767,891)
Gain on extinguishment of convertible notes	—	(56,755,902)	(2,296,722)	(360,406)
Gain on waiver of interest-free loan	—	(34,881,000)	—	—
Payment of issuance cost by issuance of shares	—	455,658	—	—
Changes in operating assets and liabilities:
Change in prepayments and other current assets	(1,894)	(4,026,346)	4,033,993	633,022
Change in amounts due from intercompany	(28,060,447)	349,361,587	(1,192,553,035)	(187,137,594)
Change in accrued expenses and other current liabilities	6,329,916	(566,162)	49,376,705	7,748,282
Increase/(Decrease) in interest payable	—	—	937,328	147,087
Net cash (used in) provided by operating activities	(34,737,122)	276,543,081	(1,230,116,807)	(193,032,170)

Cash flows from financing activities:
Proceeds from the issuance of ordinary shares and warrants	—	47,430,195	64,471,143	10,116,929
Proceeds from the issuance of convertible note	—	3,358,369	—	—
Proceeds from other loans	34,881,000	—	—	—
ADS issuance fee	—	—	(3,720,691)	(583,858)
New issued stock to investors	—	—	1,011,476,118	158,722,675
Proceeds from the issuance of convertible note	—	—	161,588,128	25,356,703
Repayments of convertible notes	—	(318,929,623)	—	—
Net cash provided by (used in) financing activities	34,881,000	(268,141,059)	1,233,814,698	193,612,449
Net change in cash and cash equivalents	143,878	8,402,022	3,697,891	580,279
Cash and cash equivalents, beginning of year	18	143,896	8,545,918	1,341,042
Cash and cash equivalents, end of year	143,896	8,545,918	12,243,809	1,921,321

Supplement disclosure of cash flow information:

Interest paid	—	36,310,455	—	—